Party-in-interest and related party transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-interest and related party transactions	Party-in-interest and related party transactions
Parties-in-interest are defined under Department of Labor Regulations as any fiduciary of the Plan, any party rendering service to the Plan, the Company, and certain others. Transactions resulting in Plan assets being transferred to or used by a related party are prohibited under ERISA unless a specific exemption is applied. Transactions involving the investments described below are permitted party-in-interest transactions.
Fidelity is a party-in-interest as defined by ERISA given its position as record keeper and custodian of the Plan's assets. The Plan holds units of mutual funds and common collective trusts that are managed by an affiliate of Fidelity.
TC Energy is a party-in-interest as the indirect parent of the Plan Sponsor. At December 31, 2025, Plan investments included $11,723,574 (2024 – $10,485,420) of TC Energy common stock and $9,061 (2024 – $8,438) in a stock purchase account.